Other Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Impairment of loan	$ (7,627)	$ (15,010)
Financing arrangement fees and other costs	130	(403)
Amortization of deferred financing costs and debt guarantee	(18,600)	(1,326)
Others	(502)	(1,409)
Other financial items, net	(33,579)	(91,561)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment on derivatives	(18,699)	(28,917)
Interest expense on undesignated interest rate swaps	(8,165)	(12,162)
Equity Derivative
Derivative Instruments, Gain (Loss) [Line Items]
Mark-to-market adjustment on derivatives	$ 19,884	$ (32,334)